THE PACIFIC CORPORATE GROUP
PRIVATE EQUITY FUND
-------------------------------------------------------------------------------

c/o Palmeri Fund Administrators, Inc.
16-00 Route 208 South, 3rd floor, Fair Lawn, NJ 07410-2503
tel. 201.475.8072    fax 201.475.8076


April 17, 2003

To the Shareholders of
The Pacific Corporate Group Private Equity Fund:

Enclosed are the unaudited financial statements for The Pacific Corporate Group Private Equity Fund for the nine months ended December 31, 2002.

As always, please call us at (858) 456-6000 with any questions you may have regarding the Fund's operation or performance. Please direct your administrative correspondence or questions concerning your investment account and ownership in the Fund to Palmeri Fund Administrators, Inc., our administrative services company, at the address or numbers shown above.


Sincerely,



Philip Posner
Chief Financial Officer
Pacific Corporate Group LLC

                       THE PACIFIC CORPORATE GROUP
                           PRIVATE EQUITY FUND

                     Consolidated Financial Statements
                              (Unaudited)

                        For the Nine Months Ended
                            December 31, 2002

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
December 31, 2002



Assets

Portfolio investments at fair value (cost $93,596,142)                                                  $     70,355,347
Cash and cash equivalents                                                                                     22,335,990
Accrued interest receivable                                                                                       27,968
Prepaid expenses and other assets                                                                                 65,000
Deferred compensation plan assets, at market value                                                                79,095
                                                                                                        ----------------

Total Assets                                                                                            $     92,863,400
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $         92,254
Due to Independent Trustees - deferred compensation plan                                                          79,095
                                                                                                        ----------------
   Total liabilities                                                                                             171,349
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     426,524
Beneficial Shareholders (108,159.8075 shares)                                                                 92,265,527
                                                                                                        ----------------
   Total shareholders' equity                                                                                 92,692,051
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     92,863,400
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2002

                                                                                                          Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        2.16%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000          3,375,000
37,500 shares of Class A common stock                                         375,000            375,000
                                                                     ----------------   ----------------
                                                                            3,750,000          3,750,000        4.05%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                  0
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
185,000 shares of Series H preferred stock                                    185,000            185,000
Warrant to purchase 31,889,397 shares of Class A voting
   common stock                                                                     0                  0
                                                                     ----------------   ----------------
                                                                            4,185,000            185,000        0.20%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          4,491,092
84,920 shares of Class A common stock                                       1,475,518          4,725,798
                                                                     ----------------   ----------------
                                                                            4,940,918          9,216,890        9.94%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding company for investment in Data Transmission Network Corporation, a business-to-business e-commerce and information services company serving the agriculture, weather, energy and financial services industries
1.565% membership interest in VS&A-DTN, LLC                                 3,750,000            937,500        1.01%

VS&A HW Holding, LLC
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a business to business company providing publishing trade show and related media for residential building industry
1.779% membership interest in VS&A HW Holding LLC                           3,000,000          3,750,000        4.05%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of December 31, 2002

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Zhone Technologies, Inc. (a)
Oakland, CA
Next generation telecommunications
equipment, services, and solutions provider
375,175 Series AA preferred stock                                    $      3,000,000   $        750,000        0.81%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   24,625,918         20,589,390       22.22%
                                                                     ----------------   ----------------     --------

Distributed Investments:

Allos Therapeutics, Inc. (b)
Westminster, CO
Development of cancer treatment drugs
1,659 shares of common stock                                                    4,911             12,476        0.01%
                                                                     ----------------   ----------------     --------

Total Distributed Investments                                                   4,911             12,476        0.01%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           3,701,444          2,326,342        2.51%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,360,665          3,204,342        3.46%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,285,218          4,052,373        4.37%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,197,523            355,017        0.38%
$1,540,000 original capital commitment
..381% limited partnership interest

Aurora Equity Partners II L.P.                                              4,147,402          4,557,636        4.92%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,311,364          1,068,189        1.15%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        5,169,307          5,711,011        6.16%
$7,500,000 original capital commitment
..397% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of December 31, 2002

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Exxel Capital Partners V, L.P.                                       $      2,372,354   $             41        0.00%
$2,500,000 original capital commitment
..294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       2,823,479          2,266,948        2.45%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               4,510,699          5,351,000        5.77%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,341,264          1,944,162        2.10%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,425,375            932,288        1.01%
$2,500,000 original capital commitment
..260% limited partnership interest

Parthenon Investors, L.P.                                                   2,948,398          2,700,548        2.91%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,057,726            616,307        0.66%
Providence Equity Offshore Partners III, L.P.                                 574,873            397,958        0.43%
                                                                     ----------------   ----------------     --------
$3,500,000 original capital commitment                                      2,632,599          1,014,265        1.09%
                                                                     ----------------   ----------------     --------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,671,020          2,741,016        2.96%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P.                                                   4,321,363          1,308,958        1.41%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,983,893          6,465,865        6.97%
$10,000,000 original capital commitment
..342% limited partnership interest

Triumph Partners III, L.P.                                                  3,891,222          2,550,507        2.75%
$5,000,000 original capital commitment
..831% limited partnership interest

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of December 31, 2002

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets


VS&A Communications Partners III, L.P.                               $      1,870,724   $      1,202,973        1.30%
$3,000,000 original capital commitment
..310% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 68,965,313         49,753,481       53.67%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     93,596,142   $     70,355,347       75.90%
                                                                     ================   ================     ========


(a) In connection with a legal restructuring of Zhone Technologies, Inc., the Trust exchanged its ownership interest in Zhone Investors VIII, LLC for 375,175 shares of Zhone Technologies, Inc. Series AA preferred stock.

(b) In December 2002, the Trust received an in-kind distribution from Sprout
    Capital VIII, L.P. of 1,659 common shares of Allos Therapeutics, Inc. valued at $12,416 as of the distribution date. The Trust sold the Allos shares in January 2003 for $12,563, realizing a gain of $7,652 for the quarter ended
    March 31, 2003.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) For the Three and Nine Months Ended December 31, 2002


                                                                                 Three Months            Nine Months
                                                                                     Ended                    Ended
                                                                                 December 31,            December 31,
                                                                                     2002                     2002
                                                                              -------------------        ----------------
Investment Income and Expenses

Interest from short-term investments                                          $            89,171        $        285,972
                                                                              -------------------        ----------------

Expenses:
Management fee                                                                            342,231               1,026,693
Legal fees                                                                                 40,295                 221,128
Accounting and administrative fees                                                         40,915                 132,535
Independent Trustee fees                                                                   10,875                  34,125
Custody fees                                                                               12,000                  36,250
Insurance expense                                                                          19,849                  53,262
Miscellaneous                                                                               8,555                  15,793
                                                                              -------------------        ----------------
   Total expenses                                                                         474,720               1,519,786
                                                                              -------------------        ----------------

   Net investment loss                                                                   (385,549)             (1,233,814)
                                                                              -------------------        ----------------

Net Change in Net Assets from Portfolio Investments

Change in unrealized depreciation of Direct Investments                                  (867,692)             (2,709,076)
                                                                              -------------------        ----------------
   Net change in net assets from Direct Investments                                      (867,692)             (2,709,076)
                                                                              -------------------        ----------------

Change in unrealized appreciation of Distributed Investments                                   60                  28,120
Realized loss from Distributed Investments                                                      -                 (35,032)
                                                                              -------------------        ----------------
   Net change in net assets from Distributed Investments                                       60                  (6,912)
                                                                              -------------------        ----------------

Change in unrealized depreciation of Indirect Investments                              (1,869,531)            (11,449,325)
Expenses paid in connection with Indirect Investments                                      (9,275)                (31,050)
Realized gains/income received from Indirect Investments                                  323,091               2,483,654
                                                                              -------------------        ----------------
   Net change in net assets from Indirect Investments                                  (1,555,715)             (8,996,721)
                                                                              -------------------        ----------------

Net Decrease in Net Assets Resulting from Operations                          $        (2,808,896)       $    (12,946,523)
                                                                              ===================        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) For the Nine Months Ended December 31, 2002



                                                            Adviser               Beneficial
                                                            Trustee              Shareholders                Total

Balance as of March 31, 2002                           $      486,098         $      105,152,476        $    105,638,574

Net decrease in net assets from operations                    (59,574)               (12,886,949)            (12,946,523)
                                                       --------------         ------------------        ----------------

Balance as of December 31, 2002                        $      426,524         $       92,265,527 (A)    $     92,692,051
                                                       ==============         ===================       ================

(A) The net asset value per share of beneficial interest was $853.05 as of December 31, 2002. Additionally, through December 31, 2002, the Trust has made cash distributions to Beneficial Shareholders totaling $119.00 per share of beneficial interest.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) For the Nine Months Ended December 31, 2002

Cash Flows From Operating Activities

Net decrease in net assets from operations                                                              $     (12,946,523)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:

Cost of Direct Investments purchased                                                                             (394,000)
Capital contributed to Indirect Investments                                                                    (3,341,346)
Return of capital distributions received from Indirect Investments                                              3,191,402
Proceeds from the sale of Distributed Investments                                                                  82,036
Change in net unrealized depreciation of Indirect Investments                                                  11,449,325
Net change in net assets from Direct Investments                                                                2,709,076
Net change in net assets from Distributed Investments                                                               6,912
Decrease in accrued interest receivable                                                                             4,017
Decrease in prepaid expenses and other assets                                                                      85,980
Increase in accounts payable and accrued expenses                                                                  19,526
                                                                                                        -----------------
Net cash provided from operating activities                                                                       866,405
                                                                                                        -----------------


Increase in cash and cash equivalents                                                                             866,405
Cash and cash equivalents at beginning of period                                                               21,469,585
                                                                                                        -----------------

Cash and Cash Equivalents at End of Period                                                              $      22,335,990
                                                                                                        =================

Supplemental disclosure of non-cash investing activities:

Value of in-kind distributions received from Indirect Investments                                       $         101,424
                                                                                                        =================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Nine Months Ended December 31, 2002

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                     $          972.20

   Net investment loss                                                              $     (11.35)

   Net change in net assets from Portfolio Investments                                   (107.80)
                                                                                    ------------

Net decrease in net assets resulting from operations                                                               (119.15)
                                                                                                         -----------------

Net asset value, end of period                                                                           $          853.05
                                                                                                         =================

Total investment return, annualized                                                                                 (16.34%)
                                                                                                         ==================

Ratios to Average Net Assets:

Investment expenses, annualized                                                                                     2.05%
                                                                                                         ================

Net investment loss, annualized                                                                                    (1.66%)
                                                                                                         ================

Supplemental Data:

Net assets, end of period                                                                                $      92,692,051
                                                                                                         =================

Portfolio turnover                                                                                                  0.11%
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Fund's consolidated financial statements include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee also considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date,
(ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

3.       Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.       Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

Effective January 1, 2001, the Trust established a deferred compensation plan for the benefit of the Independent Trustees, whereby the Independent Trustees may elect to defer all or a portion of their

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds for the benefit of the Independent Trustees. Income earned from such funds is credited to the Independent Trustees as earned. Information concerning each Individual Trustee is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

As of December 31, 2002, the Trust had unfunded investment commitments of approximately $13.7 million.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION - INDIVIDUAL TRUSTEES

Information concerning each Individual Trustee of the Trust is shown in the chart below.

 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                                                         Overseen by
                                Position Held   Term of Office                           Director or    Other Directorships
                               ----------------  and Length of   Principal Occupation    Nominee for    Held by Director or
     Name, Address and Age        with Fund       Time Served     During Past 5 Years     Director     Nominee for Director
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Christopher J. Bower
 1200 Prospect Street,                                          President and Chief
 Suite 200                      President and                   Executive Officer of
 La Jolla, CA 92037               Individual      Indefinite,   Pacific Corporate
 Age 44                            Trustee        Since 1998    Group LLC                     1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Harry G. Bubb
 1200 Prospect Street, Suite
 200                                                            Chairman Emeritus,
 La Jolla, CA 92037              Independent      Indefinite,   Pacific Mutual Life
 Age 78                            Trustee        Since 1998    Insurance Company             1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                Ivadelle and Theodore
 Alan C. Shapiro                                                Johnson Professor of
 1200 Prospect Street, Suite                                    Banking and Finance at
 200                                                            the Marshall School of
 La Jolla, CA 92037              Independent      Indefinite,   Business, University                   Remington Oil and Gas
 Age 57                            Trustee        Since 1998    of Southern California        1            Corp. (NYSE)
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                                       Brandes International
                                                                                                       Fund, Forward Funds,
                                                                                                       RREEF American REIT,
 DeWitt F. Bowman                                                                                     Wilshire Target Funds,
 1200 Prospect Street, Suite                                                                            and as a trustee of
 200                                                                                                    the Pacific Gas and
 La Jolla, CA 92037              Independent      Indefinite,   Principal of Pension                     Electric Nuclear
 Age 71                            Trustee        Since 1998    Investment Consulting         1        Decommissioning Trust
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------

